Segment Report - Narrative (Details) R in Millions	12 Months Ended
	Jun. 30, 2021 ZAR (R) product	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)
Disclosure of operating segments [line items]
Number of economic products | product	1
Additions other than through business combinations, property, plant and equipment	R 5,103	R 3,553	R 4,687
Operating segments
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	5,103	3,553	4,687
Foreign operations | Operating segments
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	1,260	959	1,591
Foreign operations | Operating segments | Hidden Valley
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	1,260	959	1,591
Wafi-Golpu Joint Operation | Foreign operations
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	R 34	R 54	R 350